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VanEck Vectors® NDR CMG Long/Flat Allocation ETF
VanEck Vectors® NDR CMG Long/Flat Allocation ETF
INVESTMENT OBJECTIVE
VanEck Vectors® NDR CMG Long/Flat Allocation ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ned Davis Research CMG US Large Cap Long/Flat Index (the “NDR CMG Index”).

FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VanEck Vectors® NDR CMG Long/Flat Allocation ETF VanEck Vectors NDR CMG Long/Flat Allocation ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VanEck Vectors® NDR CMG Long/Flat Allocation ETF VanEck Vectors NDR CMG Long/Flat Allocation ETF
Management Fee	0.50%
Other Expenses	0.18%	[1]
Acquired Fund Fees and Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.71%	[3]
Fee Waivers and Expense Reimbursement	0.11%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.60%	[3]
[1]	" Other Expenses" have been restated to reflect current fees.
[2]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's report to shareholders.
[3]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund's average daily net assets per year until at least February 1, 2021. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	VanEck Vectors® NDR CMG Long/Flat Allocation ETF VanEck Vectors NDR CMG Long/Flat Allocation ETF USD ($)
1	$ 61
3	216
5	384
10	$ 872

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in securities that track and/or comprise the Fund’s benchmark index. The NDR CMG Index is a rules-based index that follows a proprietary model developed by Ned Davis Research, Inc. in conjunction with CMG Capital Management Group, Inc. (“CMG”). To help limit potential loss associated with adverse market conditions, the model produces trade signals that dictate the NDR CMG Index’s equity allocation ranging from 100% fully invested ( i.e. , “long”) to 100% in cash ( i.e. , “flat”). When the NDR CMG Index is long, or 100% fully invested, it will be allocated to the S&P 500 Index. When the NDR CMG Index is flat, or 100% cash, it will be allocated to the Solactive 13-week U.S. T-bill Index. When the NDR CMG Index is not completely long or flat, 50% of it will be allocated to the S&P 500 Index, with the remaining 50% allocated to the Solactive 13-week U.S. T-bill Index. The Fund currently seeks to track the NDR CMG Index when the NDR CMG Index has any equity allocation (as discussed further below) by holding shares of one or more exchange-traded funds (“ETFs”) whose investment objective is to track the performance of the S&P 500 Index, rather than investing directly in the shares of the 500 companies comprising the S&P 500 Index, until the Fund reaches, in the opinion of the Adviser, an adequate asset size. When the Fund reaches an adequate size and the NDR CMG Index has an equity allocation, the Fund will then seek to track the NDR CMG Index by investing directly in the shares of the 500 companies comprising the S&P 500 Index. The Solactive 13-week U.S. T-bill Index invests in one 13-week U.S. Treasury bill at a time, and a maximum of five U.S. Treasury bills in a calendar year. The Fund will track the most recent 13-week U.S. Treasury bill exposure in the Solactive 13-week U.S. T-bill Index to follow the NDR CMG Index’s flat, or cash, allocations.

The model produces daily trade signals to determine the NDR CMG Index’s equity allocation percentage through a two-phase process. The first phase produces an industry-level market breadth composite based on the S&P 500 industry groupings. As such, “market breadth” here refers to the ratio of advancing and declining industries, as measured by two types of price- based, industry-level indicators: trend-following and mean-reversion. Trend-following primary indicators include momentum and various moving average measures to assess the current direction of the markets. Mean-reversion secondary indicators are then applied, which are based on the theory that prices and returns eventually move back towards their historical mean (or average). The model applies these primary and secondary indicators across the S&P 500 industry groupings to ultimately produce trade signals that are either bullish (meaning prices are expected to increase over time) or bearish (meaning prices are expected to decrease over time). The trade signals factor in both the direction and magnitude of these indicators’ trends. The final market breadth composite is the scaled aggregation of these indicators across the S&P 500 industries to determine the breadth composite score (between 0 and 100). The second phase utilizes the breadth composite score and direction of the market breadth composite to produce the equity allocations for the NDR CMG Index. The model is automated and updates daily to take into account the various indicators that dictate the trade signals referenced above. As such, the NDR CMG Index may rebalance to new allocation percentages intra month based on the model’s composite score and direction, and the Fund may seek to rebalance its allocation percentage level accordingly. In addition, the NDR CMG Index’s underlying indices (the S&P 500 Index and the Solactive 13-Week U.S. T-Bill Index) are each rebalanced on a quarterly basis. The overall composition of the NDR CMG Index is subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the NDR CMG Index by investing in a portfolio of securities that generally replicates the NDR CMG Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the NDR CMG Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the NDR CMG Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the NDR CMG Index concentrates in an industry or group of industries. The degree to which certain sectors or industries are represented in the NDR CMG Index will change over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Index Tracking Risk. The Fund’s return may not match the return of the NDR CMG Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the NDR CMG Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the NDR CMG Index, which are not factored into the return of the NDR CMG Index. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value (“NAV”) to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the NDR CMG Index. Errors in the NDR CMG Index data, the NDR CMG Index computations and/or the construction of the NDR CMG Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the NDR CMG Index’s provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the NDR CMG Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the NDR CMG Index provider's errors will be borne by the Fund and its shareholders. When the NDR CMG Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the NDR CMG Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the NDR CMG Index provider or its agents may carry out additional ad hoc rebalances to the NDR CMG Index in order, for example, to correct an error in the selection of index constituents. Therefore, errors and additional ad hoc rebalances carried out by the NDR CMG Index provider or its agents to the NDR CMG Index may increase the costs to and the tracking error risk of the Fund. The Fund will at least initially seek to track the NDR CMG Index when the Fund has an equity allocation by holding shares of one or more ETFs that track the performance of the S&P 500 Index, rather than investing directly in the shares of the 500 companies comprising the S&P 500 Index, which may cause the Fund’s returns to not match the returns of the NDR CMG Index. In addition, the Fund may not invest in certain securities included in the NDR CMG Index, or invest in them in the exact proportions in which they are represented in the NDR CMG Index. The Fund may also deviate from the performance of the NDR CMG Index due to legal restrictions or limitations, certain listing standards of the Fund’s listing exchange (the “Exchange”), a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). The Fund may value certain of its investments and/or other assets based on fair value prices. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the NDR CMG Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the NDR CMG Index. Changes to the composition of the NDR CMG Index in connection with a rebalancing or reconstitution of the NDR CMG Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

Risk of Investing in Other Funds. The Fund may invest in shares of other funds, including ETFs. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. As a shareholder in a fund (as with ETFs), the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will be absorbing additional levels of fees with respect to investments in other funds, including ETFs.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risk of U.S. Treasury Bills. The Fund will invest in U.S. Treasury bills to the extent that the NDR CMG Index has a “flat” allocation. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary and the Fund may sell the U.S. Treasury bills in the secondary market when the NDR CMG Index is rebalanced.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the NDR CMG Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer or in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the NDR CMG Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Annual Total Returns (%)—Calendar Years

Best Quarter:	8.89%	4Q '19
Worst Quarter:	-11.64%	4Q '18

Average Annual Total Returns for the Periods Ended December 31, 2019
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax performance for the past calendar year is based on information available to the Fund as of the date of this prospectus.

Average Annual Returns - VanEck Vectors® NDR CMG Long/Flat Allocation ETF	Past 1 Year	Since Inception	Inception Date
VanEck Vectors NDR CMG Long/Flat Allocation ETF	23.58%	9.94%	Oct. 04, 2017
After Taxes on Distributions | VanEck Vectors NDR CMG Long/Flat Allocation ETF	23.16%	9.61%
After Taxes on Distributions and Sale of Fund Shares | VanEck Vectors NDR CMG Long/Flat Allocation ETF	14.26%	7.65%
Ned Davis Research CMG US Large Cap Long/Flat Index (reflects no deduction for fees, expenses or taxes)	24.23%	10.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	13.60%

See “License Agreements and Disclaimers” for important information.